COMMITMENTS, CONTINGENCIES, AND ENVIRONMENTAL MATTERS CONTINGENCIES (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 04, 2015
Commitments And Contingencies [Line Items]
TEP's share of reclamation costs at expiration dates of the coal supply agreements		$ 52,000,000	$ 49,000,000
TEP's recorded obligations for final mine reclamation costs		23,000,000	22,000,000	18,000,000
Share of Defaulting Participants' Payment		0
Tucson To Nogales [Member]
Commitments And Contingencies [Line Items]
Transmission line from Tucson to Nogales		60	60
Transmission Line, in KV		345	345
Asset Impairment Charges	5,000,000
Regulatory Assets		5,000,000	5,000,000
Springerville Unit 1 Third Party Owner Allegation [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value		71,000,000	71,000,000
San Juan [Member]
Commitments And Contingencies [Line Items]
Percentage of ownership in generating station		50.00%	50.00%
Percentage Of Ownership In Generating Units		20.00%	20.00%
San Juan [Member] | Surface Mine Possible Additional Royalty Assessment Coal Supplier [Member]
Commitments And Contingencies [Line Items]
Estimate of Possible Loss Contingency		5,000,000	5,000,000
San Juan [Member] | Tucson Electric Power Company's Share of Surface Mine Possible Additional Royalty Assessment [Member]
Commitments And Contingencies [Line Items]
Estimate of Possible Loss Contingency		1,000,000	1,000,000
Springerville Unit 1
Commitments And Contingencies [Line Items]
Other Receivables, Gross, Current		6,000,000
Receivable for Capital		500,000
Springerville Unit 1 | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Amount paid by Spr Unit 1 Third Party Owners					0
Four Corner [Member]
Commitments And Contingencies [Line Items]
Percentage of ownership in generating station		7.00%	7.00%
Accrual for Environmental Loss Contingency		1,000,000	1,000,000
Four Corner [Member] | Assessment for Coal Severance Tax, Coal Supplier [Member]
Commitments And Contingencies [Line Items]
Estimate of Possible Loss Contingency		30,000,000	30,000,000
Four Corner [Member] | Tucson Electric Power Company's Share of Assessment for Coal Severance Tax [Member]
Commitments And Contingencies [Line Items]
Estimate of Possible Loss Contingency		1,000,000	1,000,000
Navajo [Member]
Commitments And Contingencies [Line Items]
Percentage of ownership in generating station		7.50%	7.50%
Loss Contingency Accrual, Provision		1,000,000
Estimate of Possible Loss Contingency		$ 3,000,000	$ 2,000,000